Note Stockholders' equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity Note [Line Items]
Puerto Rico Laws Restrictions On Banks Net Income			a minimum of 10% of BPPR’s net income
Equity Restrictions		$ 513,000	$ 513,000	$ 495,000	$ 469,000
Transfers To Statutory Reserve			$ 0	$ 0	$ 0
Common Stock, Dividends, Per Share, Cash Paid			$ 0	$ 0	$ 0
Dividends, Common Stock, Cash			$ 62,234	$ 31,076	$ 0
Common Stock Dividends Per Share Declared	$ 0.25	$ 0.15	$ 0.6	$ 0.3	$ 0
Dividends Payable		$ 15,600	$ 15,600	$ 15,500	$ 0
Payments For Repurchase Of Warrants			0	0	3,000
Dividends, Preferred Stock, Cash			$ 3,723	$ 3,723	3,723
Preferred stock, shares outstanding		2,006,391	2,006,391	2,006,391
Preferred stock, shares authorized		30,000,000	30,000,000	30,000,000
Stock Repurchase Program Authorized Amount	$ 75,000
Series A Preferred Stock
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share		$ 25	$ 25
Preferred Stock, Liquidation Preference Per Share		$ 25	25
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.1328125
Preferred Stock, Dividend Rate, Percentage			6.375%
Dividends, Preferred Stock, Cash			$ 1,400	$ 1,400	$ 1,400
Preferred stock, shares outstanding		885,726	885,726	885,726	885,726
Series B Preferred Stock
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share		$ 25	$ 25
Preferred Stock, Liquidation Preference Per Share		$ 25	25
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.171875
Preferred Stock, Dividend Rate, Percentage			8.25%
Dividends, Preferred Stock, Cash			$ 2,300	$ 2,300	$ 2,300
Preferred stock, shares outstanding		1,120,665	1,120,665	1,120,665	1,120,665
Series C Preferred Stock
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					2,093,284
Class of Warrant or Right, Exercise Price of Warrants or Rights 1					$ 67
Surplus
Stockholders Equity Note [Line Items]
Transfers To Statutory Reserve			$ 18,384	$ 26,305	$ 23,500
Payments For Repurchase Of Warrants					$ 3,000